Segment reporting - selected financial information by segment (Details) € in Millions		9 Months Ended	12 Months Ended
	Jan. 11, 2018 USD ($) employee	Sep. 30, 2018 EUR (€)	Dec. 31, 2018 EUR (€) segment	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of operating segments [line items]
Supplier obligations			€ 56
Number of reportable regional operating segments | segment			4
Revenue			€ 110,412	€ 105,730	€ 105,798
Profit from continuing operations			3,330	3,291	1,713
Tax expense			778	2,588	1,237
Net financial expenses			1,056	1,345	1,858
Adjustments:
Charge recognized for U.S. diesel emission matters			748
Reversal of a Brazilian indirect tax liability				(895)
Impairment loss			353
Inventory impairment			129
Warranty and recall expense, recall of airbag inflators			114	102	414
Warranty And Recall Expense, Contested With Supplier			(50)		132
NAFTA capacity realignment			(60)	(38)	156
Losses from catastrophes, net of insurance recoveries			43	(68)	(55)
U.S. special bonus payment			111
Restructuring costs			103	86	68
Gains (losses) arising from settlements, net defined benefit liability (asset)			92
Deconsolidation of Venezuela				42
Brazil indirect tax - reversal of liability/recognition of credits			(72)
Gains on disposal of investments			0	(76)	(13)
Other			63	13	(26)
Adjusted EBIT			6,738	6,609	5,680
Share of the profit of equity method investees			240	400	308
Announced bonus amount per employee | $	$ 2,000
Number of employees eligible for bonus | employee	60,000
NAFTA
Disclosure of operating segments [line items]
Revenue			72,353	66,047	69,054
Adjustments:
Warranty and recall expense, recall of airbag inflators				29
Impairment expense			16
LATAM
Disclosure of operating segments [line items]
Revenue			8,142	7,994	6,158
Adjustments:
Warranty and recall expense, recall of airbag inflators				73
Impairment expense			8	56
APAC
Disclosure of operating segments [line items]
Revenue			2,646	3,218	3,638
Adjustments:
Inventory impairment			129
Impairment expense			11
EMEA
Disclosure of operating segments [line items]
Revenue			22,714	22,584	21,733
Adjustments:
Impairment expense			262	142
Maserati
Disclosure of operating segments [line items]
Revenue			2,645	4,037	3,470
Other activities
Disclosure of operating segments [line items]
Revenue			1,912	1,850	1,745
Operating segments | NAFTA
Disclosure of operating segments [line items]
Revenue			72,384	66,094	69,094
Adjustments:
Charge recognized for U.S. diesel emission matters			0
Reversal of a Brazilian indirect tax liability				0
Impairment loss			16
Inventory impairment			0
Warranty and recall expense, recall of airbag inflators			114	29	414
Warranty And Recall Expense, Contested With Supplier			(50)		132
NAFTA capacity realignment			(60)	(38)	156
Losses from catastrophes, net of insurance recoveries			0	0	0
Foreign exchange gain (loss)					0
U.S. special bonus payment			109
Restructuring costs			0	(1)	(10)
Gains (losses) arising from settlements, net defined benefit liability (asset)			92
Deconsolidation of Venezuela				0
Impairment expense				0	0
Brazil indirect tax - reversal of liability/recognition of credits			0
Gains on disposal of investments				0	0
Other			1	(1)	(25)
Adjusted EBIT			6,230	5,227	5,133
Share of the profit of equity method investees			0	0	2
Operating segments | LATAM
Disclosure of operating segments [line items]
Revenue			8,152	8,004	6,197
Adjustments:
Charge recognized for U.S. diesel emission matters			0
Reversal of a Brazilian indirect tax liability				0
Impairment loss			8
Inventory impairment			0
Warranty and recall expense, recall of airbag inflators			0	73	0
Warranty And Recall Expense, Contested With Supplier			0		0
NAFTA capacity realignment			0	0	0
Losses from catastrophes, net of insurance recoveries			0	0	0
Foreign exchange gain (loss)					19
U.S. special bonus payment			0
Restructuring costs			(28)	75	68
Gains (losses) arising from settlements, net defined benefit liability (asset)			0
Deconsolidation of Venezuela				42
Impairment expense				77	52
Brazil indirect tax - reversal of liability/recognition of credits		€ (54)	(54)
Gains on disposal of investments				0	0
Other			0	0	3
Adjusted EBIT			359	151	5
Share of the profit of equity method investees			0	0	0
Operating segments | APAC
Disclosure of operating segments [line items]
Revenue			2,703	3,250	3,662
Adjustments:
Charge recognized for U.S. diesel emission matters			0
Reversal of a Brazilian indirect tax liability				0
Impairment loss			11
Inventory impairment			129
Warranty and recall expense, recall of airbag inflators			0	0	0
Warranty And Recall Expense, Contested With Supplier			0		0
NAFTA capacity realignment			0	0	0
Losses from catastrophes, net of insurance recoveries			0	(68)	(55)
Foreign exchange gain (loss)					0
U.S. special bonus payment			0
Restructuring costs			0	0	0
Gains (losses) arising from settlements, net defined benefit liability (asset)			0
Deconsolidation of Venezuela				0
Impairment expense				0	109
Brazil indirect tax - reversal of liability/recognition of credits			0
Gains on disposal of investments				0	0
Other			0	1	(10)
Adjusted EBIT			(296)	172	105
Share of the profit of equity method investees			(67)	75	30
Operating segments | EMEA
Disclosure of operating segments [line items]
Revenue			22,815	22,700	21,860
Adjustments:
Charge recognized for U.S. diesel emission matters			0
Reversal of a Brazilian indirect tax liability				0
Impairment loss			307
Inventory impairment			0
Warranty and recall expense, recall of airbag inflators			0	0	0
Warranty And Recall Expense, Contested With Supplier			0		0
NAFTA capacity realignment			0	0	0
Losses from catastrophes, net of insurance recoveries			2	0	0
Foreign exchange gain (loss)					0
U.S. special bonus payment			0
Restructuring costs			123	0	5
Gains (losses) arising from settlements, net defined benefit liability (asset)			0
Deconsolidation of Venezuela				0
Impairment expense				142	7
Brazil indirect tax - reversal of liability/recognition of credits			0
Gains on disposal of investments				0	0
Other			30	0	0
Adjusted EBIT			406	735	540
Share of the profit of equity method investees			284	306	272
Operating segments | Maserati
Disclosure of operating segments [line items]
Revenue			2,663	4,058	3,479
Adjustments:
Charge recognized for U.S. diesel emission matters			0
Reversal of a Brazilian indirect tax liability				0
Impairment loss			0
Inventory impairment			0
Warranty and recall expense, recall of airbag inflators			0	0	0
Warranty And Recall Expense, Contested With Supplier			0		0
NAFTA capacity realignment			0	0	0
Losses from catastrophes, net of insurance recoveries			11	0	0
Foreign exchange gain (loss)					0
U.S. special bonus payment			0
Restructuring costs			0	0	0
Gains (losses) arising from settlements, net defined benefit liability (asset)			0
Deconsolidation of Venezuela				0
Impairment expense				0	0
Brazil indirect tax - reversal of liability/recognition of credits			0
Gains on disposal of investments				0	0
Other			0	0	0
Adjusted EBIT			151	560	339
Share of the profit of equity method investees			0	0	0
Operating segments | Other activities
Adjustments:
Foreign exchange gain (loss)					0
Other Activities | Other activities
Disclosure of operating segments [line items]
Revenue			2,888	3,248	3,116
Adjustments:
Charge recognized for U.S. diesel emission matters			0
Reversal of a Brazilian indirect tax liability				0
Impairment loss			0
Inventory impairment			0
Warranty and recall expense, recall of airbag inflators			0	0	0
Warranty And Recall Expense, Contested With Supplier			0		0
NAFTA capacity realignment			0	0	0
Losses from catastrophes, net of insurance recoveries			30	0	0
Foreign exchange gain (loss)					0
U.S. special bonus payment			2
Restructuring costs			8	11	5
Gains (losses) arising from settlements, net defined benefit liability (asset)			0
Deconsolidation of Venezuela				0
Impairment expense				0	9
Brazil indirect tax - reversal of liability/recognition of credits			(18)
Gains on disposal of investments				(27)	(13)
Other			12	12	(1)
Adjusted EBIT			(40)	(98)	(175)
Share of the profit of equity method investees			22	18	3
Unallocated items & eliminations
Disclosure of operating segments [line items]
Revenue			(1,193)	(1,624)	(1,610)
Adjustments:
Charge recognized for U.S. diesel emission matters			748
Reversal of a Brazilian indirect tax liability				0
Impairment loss			11
Inventory impairment			0
Warranty and recall expense, recall of airbag inflators			0	0	0
Warranty And Recall Expense, Contested With Supplier			0		0
NAFTA capacity realignment			0	0	0
Losses from catastrophes, net of insurance recoveries			0	0	0
Foreign exchange gain (loss)					19
U.S. special bonus payment			0
Restructuring costs			0	1	0
Gains (losses) arising from settlements, net defined benefit liability (asset)			0
Deconsolidation of Venezuela				0
Impairment expense				0	0
Brazil indirect tax - reversal of liability/recognition of credits			0
Gains on disposal of investments				(49)	0
Other			20	1	7
Adjusted EBIT			(72)	(138)	(267)
Share of the profit of equity method investees			1	1	1
Elimination of intersegment amounts | NAFTA
Disclosure of operating segments [line items]
Revenue			31	47	40
Elimination of intersegment amounts | LATAM
Disclosure of operating segments [line items]
Revenue			10	10	39
Elimination of intersegment amounts | APAC
Disclosure of operating segments [line items]
Revenue			57	32	24
Elimination of intersegment amounts | EMEA
Disclosure of operating segments [line items]
Revenue			101	116	127
Elimination of intersegment amounts | Maserati
Disclosure of operating segments [line items]
Revenue			18	21	9
Elimination of intersegment amounts | Other activities
Disclosure of operating segments [line items]
Revenue			976	1,398	1,371
Non-current assets with definite useful lives
Adjustments:
Impairment expense			€ 297	€ 219	€ 177